Note 5 - Accounts and Grants Receivable - Schedule of Receivables (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Trade receivable	$ 973,852	$ 816,226
Government grants receivable (Note 14)		22,276
Current Trade and Grants Receivable	$ 973,852	$ 838,502